Vessels, net	12 Months Ended
Dec. 31, 2025
Vessels, net [Abstract]
Vessels, net
4.	Vessels, net

The amounts in the balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2023	126,646	(12,096)	114,550
—Depreciation	-	(4,181)	(4,181)
Balance, December 31, 2024	126,646	(16,277)	110,369
—Depreciation	-	(4,180)	(4,180)
Balance, December 31, 2025	126,646	(20,457)	106,189

As of December 31, 2025 the titles of ownership of both our vessels are held by the respecting vessel lenders to secure the relevant sale and lease back financing transactions (see Note 7).